INVENTORY	6 Months Ended
Jun. 30, 2021
INVENTORY
INVENTORY

7. INVENTORY

Inventory consists of the following (in thousands):

	June 30,	December 31,
	2021	2020
Raw materials	$5,678	$—
Work in process	4,346	2,896
Finished goods	15,383	6,812
Total inventory	$25,407	$9,708